Income Tax Expense - Schedule Of Components Of Income Tax Expense Benefit (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2025
Reconciliation of average effective tax rate and applicable tax rate [Line Items]
Corporate Tax Rate	27.50%